Average Annual Total Returns			12 Months Ended	50 Months Ended	60 Months Ended	90 Months Ended	105 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class I
Prospectus [Line Items]
Average Annual Return, Percent			14.81%		11.26%		12.70%
Performance Inception Date		Mar. 20, 2017
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.93%		8.61%		10.91%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.07%		8.29%		10.01%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.01%			12.21%	11.43%
Performance Inception Date	[1]	Jul. 16, 2018
Class I
Prospectus [Line Items]
Average Annual Return, Percent			14.04%		8.38%		11.04%
Performance Inception Date		Mar. 20, 2017
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.80%		5.76%		9.05%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.18%		5.82%		8.36%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[2]		14.22%			10.26%	8.53%
Performance Inception Date	[2]	Jul. 16, 2018
Class I
Prospectus [Line Items]
Average Annual Return, Percent			30.48%		4.26%		7.68%
Performance Inception Date		Mar. 20, 2017
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			24.40%		3.26%		7.01%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			19.88%		3.26%		6.15%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[3]		30.55%			7.25%	4.42%
Performance Inception Date	[3]	Jul. 16, 2018
Class I
Prospectus [Line Items]
Average Annual Return, Percent			19.32%		11.45%		8.62%
Performance Inception Date		Mar. 20, 2017
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.94%		10.25%		7.30%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.09%		8.95%		6.57%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[4]		19.64%		11.64%	9.36%
Performance Inception Date	[4]	Jul. 16, 2018
Class I
Prospectus [Line Items]
Average Annual Return, Percent			6.55%		(0.42%)		1.29%
Performance Inception Date		Mar. 20, 2017
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.90%		(1.75%)		0.06%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.86%		(0.84%)		0.49%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[5]		6.75%		(0.28%)	1.54%
Performance Inception Date	[5]	Jul. 16, 2018
Class I
Prospectus [Line Items]
Average Annual Return, Percent			5.77%		4.80%		3.66%
Performance Inception Date		Mar. 20, 2017
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.20%		2.53%		1.76%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.39%		2.68%		1.96%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[6]		5.96%		4.98%	4.14%
Performance Inception Date	[6]	Jul. 16, 2018
Class I
Prospectus [Line Items]
Average Annual Return, Percent			7.22%		4.77%		4.23%
Performance Inception Date		Mar. 20, 2017
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.31%		2.37%		2.14%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.24%		2.59%		2.31%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[7]		7.42%		4.94%	4.62%
Performance Inception Date	[7]	Jul. 16, 2018
Class I
Prospectus [Line Items]
Average Annual Return, Percent			3.58%		0.70%		1.72%
Performance Inception Date		Mar. 20, 2017
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.58%		0.69%		1.66%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.27%		1.07%		1.75%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[8]		3.81%		0.86%	2.06%
Performance Inception Date	[8]	Jul. 16, 2018
Class I
Prospectus [Line Items]
Average Annual Return, Percent			5.41%		5.12%		4.92%
Performance Inception Date		Mar. 20, 2017
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.39%		3.12%		3.20%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.31%		3.13%		3.12%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[9]		5.61%		5.30%	5.23%
Performance Inception Date	[9]	Jul. 16, 2018
Class I
Prospectus [Line Items]
Average Annual Return, Percent			11.23%	7.17%
Performance Inception Date		Oct. 26, 2021
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				7.09%	11.21%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				5.59%	6.66%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[10]		11.43%	7.04%
Performance Inception Date	[10]	Nov. 03, 2021
Class I
Prospectus [Line Items]
Average Annual Return, Percent			19.12%		3.32%		(8.86%)
Performance Inception Date		Mar. 20, 2017
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			17.88%		0.98%		(10.71%)
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.77%		1.54%		(6.49%)
Class Z
Prospectus [Line Items]
Average Annual Return, Percent			19.61%		3.40%	(9.93%)
Performance Inception Date		Jul. 16, 2018
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.37%		13.59%		14.36%
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.91%		7.26%		9.39%
FTSE All-World ex US Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.95%		8.02%		8.16%
FTSE All-World Developed Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.25%		11.97%		12.04%
FTSE All-World High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.33%		11.31%		8.50%
ICE BofA US Broad Market Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.15%		(0.42%)		1.94%
ICE BofA US Broad Market Index (reflects no deduction for fees, expenses, or taxes)1
Prospectus [Line Items]
Average Annual Return, Percent			7.15%		(0.42%)		1.94%
ICE BofA US Corporate & Government 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.31%		1.97%		2.21%
ICE BofA Global Broad Market Index (USD Hedged) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.07%		(0.24%)		1.97%
ICE BofA US Municipal Securities 2-12 Year Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.22%		1.16%		2.32%
ICE BofA US Broad Market Index (reflects no deduction for fees, expenses, or taxes)2
Prospectus [Line Items]
Average Annual Return, Percent			7.15%		(0.42%)		1.94%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)1
Prospectus [Line Items]
Average Annual Return, Percent			17.37%	10.90%
FTSE All World Developed Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.25%		11.97%		12.04%

[1]	The Fund’s Class Z shares commenced operations on July 16, 2018.
[2]	The Fund’s Class Z shares commenced operations on July 16, 2018.
[3]	The Fund’s Class Z shares commenced operations on July 16, 2018.
[4]	The Fund’s Class Z shares commenced operations on July 16, 2018
[5]	The Fund’s Class Z shares commenced operations on July 16, 2018.
[6]	The Fund’s Class Z shares commenced operations on July 16, 2018.
[7]	The Fund’s Class Z shares commenced operations on July 16, 2018.
[8]	The Fund’s Class Z shares commenced operations on July 16, 2018.
[9]	The Fund’s Class Z shares commenced operations on July 16, 2018.
[10]	The Fund’s Class Z shares commenced operations on November 3, 2021.